Fair Values of Financial Instruments (Details Textual) (USD $) In Millions, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Minimum Percentage of Defaults Rates on Above 3 Years Issuer Average in Other than Temporary Impairment Model Assumptions	0.25%
Maximum Percentage of Defaults Rates on Above 3 Years Issuer Average in Other than Temporary Impairment Model Assumptions	5.00%
Minimum Percentage of Recovery Assumptions on Other than Temporary Impairment Model Assumptions	0.00%
Maximum Percentage of Recovery Assumptions on Other than Temporary Impairment Model Assumptions	15.00%
Available-for-sale Securities, Amortized Cost Basis	$ 3.9	$ 3.9
Unpaid Principal Balance	9.9	19.9
Impaired Financing Receivable, Reserve	1.7	2.0
Impaired Financing Receivable, Fair Value	$ 8.2	$ 17.9